Goodwill and intangible assets	12 Months Ended
Mar. 31, 2014
Goodwill and intangible assets

7. Goodwill and intangible assets

Goodwill

The changes in Goodwill during the fiscal years ended March 31, 2012, 2013 and 2014 were as follows:

	MHBK	Total
	(in millions of yen)
2012
Balance at beginning of fiscal year	7,610	7,610
Goodwill acquired (1)	3,776	3,776
Impairment losses recognized	5,637	5,637
Foreign exchange translation	(114)	(114)
Balance at end of fiscal year	5,635	5,635

Gross amount of goodwill	70,909	70,909
Accumulated impairment losses	65,274	65,274

2013
Balance at beginning of fiscal year	5,635	5,635
Goodwill acquired	—	—
Impairment losses recognized	—	—
Foreign exchange translation	512	512
Balance at end of fiscal year	6,147	6,147

Gross amount of goodwill	71,421	71,421
Accumulated impairment losses	65,274	65,274

2014
Balance at beginning of fiscal year	6,147	6,147
Goodwill acquired (2)	7,719	7,719
Impairment losses recognized	3,792	3,792
Foreign exchange translation	1,475	1,475
Balance at end of fiscal year	11,549	11,549

Gross amount of goodwill	80,615	80,615
Accumulated impairment losses	69,066	69,066

Notes:

(1)	Goodwill acquired is entirely related to the acquisition of PT. Mizuho Balimor Finance.
(2)	Goodwill acquired is entirely related to the acquisition of Banco Mizuho do Brasil S.A.

Due to the prolonged severe business environment for the former Mizuho Investors Securities Co., Ltd. (“MHIS”) and PT. Mizuho Balimor Finance, it was determined that the carrying amounts of the former MHIS reporting unit and PT. Mizuho Balimor Finance reporting unit exceeded their fair values, and therefore, goodwill impairment losses of ¥5,637 million and ¥3,792 million related to the former MHIS and PT. Mizuho Balimor Finance were recognized during the fiscal years ended March 31, 2012 and 2014, respectively.

Intangible assets

The table below presents the gross carrying amount, accumulated amortization and net carrying amount of intangible assets, at March 31, 2013 and 2014.

	2013			2014
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions of yen)
Intangible assets subject to amortization:
Customer relationships (Note)	73,949	19,238	54,711	73,949	24,865	49,084
Other	2,363	2,050	313	2,808	2,152	656

Total	76,312	21,288	55,024	76,757	27,017	49,740

Intangible assets not subject to amortization:
Total	9,450	—	9,450	9,207	—	9,207

Total	85,762	21,288	64,474	85,964	27,017	58,947

Note:	Customer relationships were acquired by the merger of MHSC and Shinko on May 7, 2009. See Note 1 “Basis of presentation and summary of significant accounting policies” for further information.

For the fiscal years ended March 31, 2012, 2013, and 2014, the MHFG Group recognized ¥5,490 million, ¥5,615 million, and ¥5,709 million, respectively, of amortization expenses for intangible assets.

The table below presents the estimated aggregate amortization expenses for intangible assets for the next five years:

(in millions of yen)
Fiscal year ending March 31:
2015	5,349
2016	5,058
2017	4,780
2018	4,502
2019	4,264